PROPERTY AND EQUIPMENT, Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Right-of-use assets [Abstract]
Reclassification from prior finance leases at initial adoption			$ 3,547
Recognized at initial adoption			53,733
Right-of-use assets, Beginning balance	$ 67,681	$ 57,280
Transfer from CWIP	0
Additions	21,806	33,348
Disposal - net of depreciation	(2,780)	(8,481)
Foreign exchange movements	497	(1,648)
Depreciation charge for the year	(15,961)	(12,818)
Right-of-use assets, Ending balance	71,243	67,681
Buildings [Member]
Right-of-use assets [Abstract]
Reclassification from prior finance leases at initial adoption			0
Recognized at initial adoption			52,910
Right-of-use assets, Beginning balance	63,357	52,910
Transfer from CWIP	0
Additions	12,288	30,925
Disposal - net of depreciation	(2,624)	(8,191)
Foreign exchange movements	323	(1,572)
Depreciation charge for the year	(12,068)	(10,715)
Right-of-use assets, Ending balance	61,276	63,357
Leasehold Improvements [Member]
Right-of-use assets [Abstract]
Reclassification from prior finance leases at initial adoption			367
Recognized at initial adoption			0
Right-of-use assets, Beginning balance	321	367
Transfer from CWIP	388
Additions	1,474	98
Disposal - net of depreciation	0	0
Foreign exchange movements	34	12
Depreciation charge for the year	(710)	(156)
Right-of-use assets, Ending balance	1,507	321
Furniture, Fixtures and Equipment [Member]
Right-of-use assets [Abstract]
Reclassification from prior finance leases at initial adoption			2,800
Recognized at initial adoption			0
Right-of-use assets, Beginning balance	1,320	2,800
Transfer from CWIP	703
Additions	4,900	107
Disposal - net of depreciation	0	(225)
Foreign exchange movements	121	70
Depreciation charge for the year	(1,959)	(1,432)
Right-of-use assets, Ending balance	5,085	1,320
Computer Equipment [Member]
Right-of-use assets [Abstract]
Reclassification from prior finance leases at initial adoption			376
Recognized at initial adoption			623
Right-of-use assets, Beginning balance	913	999
Transfer from CWIP	397
Additions	2,835	506
Disposal - net of depreciation	(151)	(65)
Foreign exchange movements	28	(131)
Depreciation charge for the year	(1,061)	(396)
Right-of-use assets, Ending balance	2,961	913
Vehicles [Member]
Right-of-use assets [Abstract]
Reclassification from prior finance leases at initial adoption			4
Recognized at initial adoption			200
Right-of-use assets, Beginning balance	282	204
Transfer from CWIP	0
Additions	309	224
Disposal - net of depreciation	(5)	0
Foreign exchange movements	(9)	(27)
Depreciation charge for the year	(163)	(119)
Right-of-use assets, Ending balance	414	282
Assets Under Construction [Member]
Right-of-use assets [Abstract]
Reclassification from prior finance leases at initial adoption			0
Recognized at initial adoption			$ 0
Right-of-use assets, Beginning balance	1,488	0
Transfer from CWIP	(1,488)
Additions	0	1,488
Disposal - net of depreciation	0	0
Foreign exchange movements	0	0
Depreciation charge for the year	0	0
Right-of-use assets, Ending balance	$ 0	$ 1,488